Share-Based Compensation - Schedule of Restricted-Based Share Activity (Detail) - Restricted Stock Units [Member] - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Shares
Granted	2,000,000	2,000,000	1,000,000
Weighted Average Grant-Date Fair Value
Granted	$ 7.30	$ 8.60	$ 9.21
CNH Industrial EIP [Member]
Shares
Nonvested at beginning of year	3,745,520
Granted	2,046,280
Forfeited	(110,420)
Vested	(1,448,672)
Nonvested at end of year	4,232,708	3,745,520
Weighted Average Grant-Date Fair Value
Nonvested at beginning of year	$ 9.07
Granted	7.30
Forfeited	8.16
Vested	9.35
Nonvested at end of year	$ 8.14	$ 9.07